Loss per share	12 Months Ended
Oct. 31, 2018
Earnings per share [abstract]
Loss per share [Text block]

14. Loss per share

Basic and diluted loss per share are calculated using the following numerators and denominators:

Numerator	2020	2019	2018
Loss attributable to common shareholders	$(1,245,393)	$(2,832,864)	$(2,362,239)
Loss used in computation of basic and diluted loss per share	$(1,245,393)	$(2,832,864)	$(2,362,239)

Denominator
Weighted average number of common shares for computation of basic and diluted loss per share	377,380,476	288,398,051	237,242,674

For the year ended October 31, 2020, 2019 and 2018, all stock options and conversion features were anti-dilutive and, therefore, are excluded from the calculation of diluted loss per share.